ACCOUNTS RECEIVABLE (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ACCOUNTS RECEIVABLES
Accounts receivable	$ 3,275	¥ 22,801	¥ 0
Partners
ACCOUNTS RECEIVABLES
Accounts receivable	1,159	8,072
Corporate Customers
ACCOUNTS RECEIVABLES
Accounts receivable	$ 2,116	¥ 14,729